Income Taxes - Unrecognized Tax Benefits (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits
Balance at beginning of year	$ 124.2	$ 130.3	$ 59.9
Decreases for prior year tax positions	(0.5)	(4.5)	(0.3)
Increases (decreases) for current year tax positions	0.3	(1.6)	70.7
Increases (decreases) related to tax rate changes (a)	(34.6)	0.0	0.0
Balance at end of year	89.4	124.2	$ 130.3
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	0.0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	75.0	107.4
Unrecognized tax benefits that would result in adjustments to other tax accounts	$ 14.4	$ 16.8
Earliest Tax Year [Member] | Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2013
Earliest Tax Year [Member] | State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2007